Incorporated herein by reference is a supplement to the prospectus of MFS Blended Research Core Equity Fund, a series of MFS Series Trust XI (File No. 033-68310), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS International New Discovery Fund, a series of MFS Series Trust V (File No. 002-38613), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Mid Cap Value Fund, a series of MFS Series Trust XI (File No. 033-68310), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Research Fund, a series of MFS Series Trust V (File No. 002-38613), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Total Return Fund, a series of MFS Series Trust V (File No. 002-38613), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).